Finance Income and Costs - Summary of Analysis of Finance Income (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Finance Income [Abstract]
Interest income from financial institutions	€ 711	€ 29	€ 39
Other interest income	230	839	186
Total	€ 941	€ 868	€ 225